Schedule of Fair Value of Share-Based Payments (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Risk-free interest rate	2.77%
Expected life of grants	6 years 6 months
Expected volatility of underlying stock	85.74%
Dividends		0.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate		0.00%
Expected life of grants		1 month 6 days
Expected volatility of underlying stock		43.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Risk-free interest rate		0.49%
Expected life of grants		5 years 2 months 12 days
Expected volatility of underlying stock		127.00%